Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Financial Position
Cash and cash equivalents	€ 8,124	€ 9,008
Other financial assets	3,344	853
Trade and other receivables	6,322	6,236
Other non-financial assets	2,374	2,139
Tax assets	407	287
Total current assets	20,571	18,522
Goodwill	29,088	33,077
Intangible assets	2,505	3,835
Property, plant, and equipment	4,276	4,934
Other financial assets	5,543	5,626
Trade and other receivables	203	169
Other non-financial assets	3,573	3,580
Tax assets	382	323
Deferred tax assets	2,193	2,095
Total non-current assets	47,764	53,638
Total assets	68,335	72,159
Trade and other payables	1,783	2,146
Tax liabilities	266	283
Financial liabilities	1,735	4,808
Other non-financial liabilities	5,648	4,818
Provisions	235	90
Contract liabilities	4,975	5,309
Total current liabilities	14,642	17,453
Trade and other payables	39	79
Tax liabilities	877	893
Financial liabilities	7,941	9,547
Other non-financial liabilities	698	705
Provisions	433	359
Deferred tax liabilities	265	241
Contract liabilities	33	33
Total non-current liabilities	10,287	11,858
Total liabilities	24,928	29,311
Issued capital	1,229	1,229
Share premium	1,845	3,081
Retained earnings	42,457	36,418
Other components of equity	2,368	3,801
Treasury shares	(4,741)	(4,341)
Equity attributable to owners of parent	43,157	40,186
Non-controlling interests	249	2,662
Total equity	43,406	42,848
Total equity and liabilities	€ 68,335	€ 72,159